INTANGIBLE ASSETS, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024
Intangible Assets, Net
Total	$ 5,447,747			$ 5,402,252
Less: accumulated amortization	(861,763)			(862,905)
Intangible assets, net	4,585,984			4,539,347
Amortization expense	19,420	$ 40,689	$ 24,249
Land use rights
Intangible Assets, Net
Total	4,125,953			4,226,520
Software
Intangible Assets, Net
Total	1,266,070			1,118,650
License for drug manufacturing
Intangible Assets, Net
Total	$ 55,724			$ 57,082